Significant Accounting Policies - Schedule of Computing Straight-line Depreciation (Details)	Dec. 31, 2025
Computers and peripheral equipment [Member]
Schedule of Computing Straight-line Depreciation [Line Items]
Property, plant and equipment, depreciation percentage	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Schedule of Computing Straight-line Depreciation [Line Items]
Property, plant and equipment, depreciation percentage	7.00%
Office furniture and equipment [Member] | Maximum [Member]
Schedule of Computing Straight-line Depreciation [Line Items]
Property, plant and equipment, depreciation percentage	15.00%